Net Loss per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options for the purchase ordinary shares and RSUs [Member]
Net Loss per Share [Line Items]
Anti-dilutive securities excluded in calculation of earnings per share	1,109,848	1,443,041	3,685,694